SUPPLEMENT DATED MAY 1, 2015
TO PROSPECTUS DATED MAY 1, 1998- PRIME PLAN IV
TO PROSPECTUSES DATED MAY 1, 1993- PRIME PLAN I, PRIME PLAN II, and PRIME PLAN III
TO PROSPECTUSES DATED APRIL 30, 1991- PRIME PLAN 7, PRIME PLAN INVESTOR, and DIRECTED LIFE 2
TO PROSPECTUSES DATED JANUARY 2, 1991- PRIME PLAN VI and DIRECTED LIFE

Issued through
Merrill Lynch Life Variable Life Separate Account II
By
Transamerica Advisors Life Insurance Company

The following information hereby supplements or amends, and to the extent is inconsistent replaces, certain information contained in your prospectus.

The following is added to your prospectus:

CYBER SECURITY

Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners. Consequently, our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, [any third party administrator], the Funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your Policy Value. For instance, cyber-attacks may:  interfere with our processing of Policy transactions, including the processing of orders from our website or with the Funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Policy that result from cyber-attacks or information security breaches.

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Illustrations:

The information included in the Illustrations section is out-of-date and should not be relied upon.

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For additional information, you may contact us at the  Service Center at (800) 354-5333 or write to: Transamerica- Service Center at P.O. Box 19100, Greenville, SC 29602-9100.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PRODUCT PROSPECTUS